SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of Business (Details)	Jan. 28, 2017
Varian Medical Systems, Inc.
Schedule of Pro Rata Distribution [Line Items]
Outstanding common stock, percentage distributed	1